Structured Entities - Summary of Carrying Amount and Maximum Exposure to Unconsolidated Structured Entities (Detail) - CAD ($) $ in Millions	Oct. 31, 2019	Oct. 31, 2018
FINANCIAL ASSETS
Trading loans, securities, and other	$ 146,000	$ 127,897
Non-trading financial assets at fair value through profit or loss	6,503	4,015
Derivatives	48,894	56,996
Financial assets designated at fair value through profit or loss	4,040	3,618
Financial assets at fair value through other comprehensive income	111,104	130,600
Debt securities at amortized cost, net of allowance for credit losses	130,497	107,171
Loans	684,608	646,393
Other	17,087	15,596
FINANCIAL LIABILITIES
Derivatives	50,051	48,270
Obligations related to securities sold short	29,656	39,478
Unconsolidated structured entities [member]
FINANCIAL ASSETS
Trading loans, securities, and other	9,546	10,190
Non-trading financial assets at fair value through profit or loss	4,137	2,177
Derivatives	70	826
Financial assets designated at fair value through profit or loss	4	3
Financial assets at fair value through other comprehensive income	36,010	48,837
Debt securities at amortized cost, net of allowance for credit losses	85,456	68,736
Loans	1,319	2,438
Other	3,033	2,903
Total assets	139,575	136,110
FINANCIAL LIABILITIES
Derivatives	395	59
Obligations related to securities sold short	3,667	3,566
Total liabilities	4,062	3,625
Off-balance sheet exposure	22,689	20,786
Maximum exposure to loss from involvement with unconsolidated structured entities	158,202	153,271
Size of sponsored unconsolidated structured entities	48,906	47,863
Securitisation vehicles [member] | Unconsolidated structured entities [member]
FINANCIAL ASSETS
Trading loans, securities, and other	8,450	9,460
Non-trading financial assets at fair value through profit or loss	3,649	1,810
Financial assets at fair value through other comprehensive income	34,451	47,575
Debt securities at amortized cost, net of allowance for credit losses	85,456	68,736
Loans	1,314	2,438
Other	6	6
Total assets	133,326	130,025
FINANCIAL LIABILITIES
Obligations related to securities sold short	3,164	2,937
Total liabilities	3,164	2,937
Off-balance sheet exposure	17,233	16,172
Maximum exposure to loss from involvement with unconsolidated structured entities	147,395	143,260
Size of sponsored unconsolidated structured entities	10,068	10,216
Investment funds and trusts [member] | Unconsolidated structured entities [member]
FINANCIAL ASSETS
Trading loans, securities, and other	1,096	719
Non-trading financial assets at fair value through profit or loss	488	367
Derivatives	64	826
Financial assets designated at fair value through profit or loss	4	3
Financial assets at fair value through other comprehensive income	1,550	1,262
Loans	5
Total assets	3,207	3,177
FINANCIAL LIABILITIES
Derivatives	395	59
Obligations related to securities sold short	503	629
Total liabilities	898	688
Off-balance sheet exposure	4,234	3,450
Maximum exposure to loss from involvement with unconsolidated structured entities	6,543	5,939
Size of sponsored unconsolidated structured entities	37,638	35,897
Structured entities other [member] | Unconsolidated structured entities [member]
FINANCIAL ASSETS
Trading loans, securities, and other		11
Derivatives	6
Financial assets at fair value through other comprehensive income	9
Other	3,027	2,897
Total assets	3,042	2,908
FINANCIAL LIABILITIES
Off-balance sheet exposure	1,222	1,164
Maximum exposure to loss from involvement with unconsolidated structured entities	4,264	4,072
Size of sponsored unconsolidated structured entities	$ 1,200	$ 1,750